Goodwill, Intangible Assets and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill, Intangible Assets and Acquisitions
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2020	$30,899	$30,813	$61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Acquisition of an E-sports team	—	14,745	14,745
Currency translation adjustment	1,813	1,101	2,914
Balance as of December 31, 2021	83,746	46,659	130,405
Currency translation adjustment	(6,585)	(3,669)	(10,254)
Balance as of December 31, 2022	77,161	42,990	120,151
Acquisition of Yunrui	—	48,669	48,669
Currency translation adjustment	(2,331)	(53)	(2,384)
Balance as of December 31, 2023	$74,830	$91,606	$166,436

Summary of the Group's intangible assets arising from acquisitions

	As of December 31, 2022			As of December 31, 2023
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	$140,328	$(30,029)	$110,299	$136,155	$(43,406)	$92,749
Technology	2,808	(2,596)	212	10,596	(2,831)	7,765
Trademark and domain name	12,892	(4,280)	8,612	25,436	(5,765)	19,671
Others	13,045	(7,096)	5,949	23,898	(9,954)	13,944
Total	$169,073	$(44,001)	$125,072	$196,085	$(61,956)	$134,129

Schedule of estimated amortization expenses

Year Ended December 31,	(In US$ thousands)
2024	$21,483
2025	17,980
2026	17,943
2027	17,660
2028	17,326
Thereafter	41,528
Total expected amortization expense *	$133,920
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.

Wuta application
Goodwill, Intangible Assets and Acquisitions
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of May 1, 2021
(In US$ thousands)
Consideration	$39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	$77,226

Cash and short-term investments acquired	$5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	$77,226

E-sports team
Goodwill, Intangible Assets and Acquisitions
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of August 1, 2021
(In US$ thousands)
Consideration	$30,953

Identifiable intangible assets acquired	$19,274
Goodwill	14,745
Liabilities assumed	(3,066)
Total	$30,953

Yunrui
Goodwill, Intangible Assets and Acquisitions
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of October 1, 2023
(In US$ thousands)
Consideration	$30,443
Fair value of previously held equity interest	13,545
Non-controlling interest	37,043
Total	$81,031

Cash and short-term investments acquired	$4,864
Other assets acquired	1,483
Identifiable intangible assets acquired	31,205
Goodwill	48,669
Liabilities assumed	(5,190)
Total	$81,031